Related Party Transactions (Details) - Schedule of Remuneration of Directors and Key Management Personnel - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Remuneration of Directors and Key Management Personnel [Abstract]
Salaries and benefits	$ 921,492	$ 1,264,187